Licensed Copyrights, Net - Additional information (Detail) ¥ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Acquisition of licensed copyrights from nonmonetary content exchanges				¥ 968
Acquisition of licensed copyrights included in current liabilities				5,500
Licensed Copyrights
Disclosure of Licensed Copyrights [Line Items]
Amortisation expenses of licensed copyrights	¥ 10,100	$ 1.6	¥ 11,500	¥ 12,700